Accounts Receivable	12 Months Ended
Dec. 31, 2025
Accounts Receivable [Abstract]
Accounts receivable
6.	Accounts receivable

	December 31, 2024	December 31, 2025

Accounts receivable	$8,488,888	$7,206,912
Less: Loss allowance	(247,536)	(126,165)
	$8,241,352	$7,080,747
a)	The aging analysis of accounts receivable based on past due date are as follows:

	December 31, 2024	December 31, 2025

Not past due	$8,138,311	$6,965,342
Past due
Within 1 month	223,100	155,298
31 to 90 days	41,037	3,864
91 to 180 days	16,227	2,096
181 to 270 days	399	-
Over 270 days	69,814	80,312
	$8,488,888	$7,206,912

b)	As of December 31, 2024 and 2025, accounts receivable were all from contracts with customers.

c)	Without taking into account of any collateral held or other credit enhancements, the amount that best reflects the Group’s maximum exposure to credit risk in respect of the accounts receivable is the carrying amount at the end of each reporting period.

d)	No accounts receivable of the Group were pledged to others.

e)	Information relating to credit risk is provided in Note 42 a).